GUINNESS ATKINSON FUNDS

ALTERNATIVE ENERGY FUND
ASIA FOCUS FUND
ASIA PACIFIC DIVIDEND BUILDER FUND
CHINA & HONG KONG FUND
DIVIDEND BUILDER FUND
GLOBAL ENERGY FUND
GLOBAL INNOVATORS FUND
RENMINBI YUAN & BOND FUND

Supplement dated June 15, 2016 to the Prospectus and Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information (“SAI”), and should be retained and read in conjunction with the Prospectus and SAI.

Change in Distributor

Guinness Atkinson Funds (the “Trust”) is changing its distributor from Quasar Distributors, LLC to Foreside Fund Services, LLC (“Foreside”).  Foreside’s principal office and place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.   Effective July 15, 2016, all references to the Trust’s distributor contained in the Prospectus and SAI shall refer to Foreside, and all references contained in the Prospectus and SAI to Quasar Distributors, LLC are hereby deleted in their entirety.

Accordingly, the first sentence of the first paragraph under the heading entitled “First American Prime Obligations Fund” beginning on page 70 of the Prospectus is hereby removed and replaced with the following:

Although Guinness AtkinsonTM does not operate a money market fund, you may exchange shares of the Funds for shares of the First American Prime Obligations Fund (“Prime Obligations”).  U.S. Bancorp Asset Management, Inc., an affiliate of the Funds’ transfer agent, advises Prime Obligations.

Also, the section in the SAI entitled “Code of Ethics” is hereby removed and replaced with the following:

Code of Ethics

The Trust and Guinness Atkinson™ have each adopted a code of ethics, as required by applicable law, that is designed to prevent affiliated persons of the Trust and Guinness Atkinson™ from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

Please file this Supplement with your records.